Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Income assets And Liabilities Net (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 4,873,370	¥ 3,358,664
Deferred tax liabilities	(833,694)	(5,733,733)
Deferred tax liability (asset)	¥ 4,039,676	¥ (2,375,069)